UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

SANFORD C. BERNSTEIN FUND II, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Institutional Portfolio

Portfolio of Investments

June 30, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 24.2%
Industrial - 15.2%
Basic - 1.5%
Barrick Gold Corp.
4.10%, 5/01/23	U.S.$	262	$255,286
Barrick North America Finance LLC
4.40%, 5/30/21		18	18,387
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		10	10,158
Dow Chemical Co. (The)
3.00%, 11/15/22		15	14,430
4.125%, 11/15/21		10	10,489
7.375%, 11/01/29		170	214,303
8.55%, 5/15/19		724	882,725
Eastman Chemical Co.
3.80%, 3/15/25		540	539,046
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.50%, 11/15/20		220	232,650
Glencore Funding LLC
4.125%, 5/30/23 (a)		485	469,196
International Paper Co.
3.65%, 6/15/24		249	245,416
3.80%, 1/15/26		526	515,369
4.75%, 2/15/22		961	1,040,258
5.15%, 5/15/46		74	71,089
LYB International Finance BV
4.00%, 7/15/23		20	20,467
LyondellBasell Industries NV
5.75%, 4/15/24		996	1,134,617
Minsur SA
6.25%, 2/07/24 (a)		1,290	1,413,547
Mosaic Co. (The)
5.625%, 11/15/43		76	80,971
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (a)		1,043	902,195
Teck Resources Ltd.
4.50%, 1/15/21		1,036	994,502
Vale Overseas Ltd.
6.875%, 11/21/36		330	319,047

			9,384,148

Capital Goods - 0.7%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		1,056	792,211
Owens Corning
6.50%, 12/01/16 (b)		99	105,285
Republic Services, Inc.
3.80%, 5/15/18		16	16,832
5.25%, 11/15/21		1,003	1,124,028
5.50%, 9/15/19		1,303	1,455,391
Yamana Gold, Inc.
4.95%, 7/15/24		683	657,888

			4,151,635

	Principal Amount (000)		U.S. $ Value
Communications - Media - 2.8%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	65	$63,508
4.50%, 2/15/21		55	59,713
6.15%, 3/01/37-2/15/41		708	822,005
6.55%, 3/15/33		785	959,071
CBS Corp.
3.50%, 1/15/25		1,620	1,549,967
5.75%, 4/15/20		10	11,272
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		15	20,613
Comcast Corp.
5.15%, 3/01/20		15	16,885
Cox Communications, Inc.
2.95%, 6/30/23 (a)		432	398,145
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.50%, 3/01/16		5	5,078
3.80%, 3/15/22		684	687,934
4.45%, 4/01/24		864	884,140
4.60%, 2/15/21		10	10,653
5.00%, 3/01/21		1,400	1,516,005
Discovery Communications LLC
3.45%, 3/15/25		870	816,359
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(c)		1,155	1,228,631
RELX Capital, Inc.
8.625%, 1/15/19		20	24,051
TCI Communications, Inc.
7.875%, 2/15/26		130	175,326
Time Warner Cable, Inc.
4.00%, 9/01/21		25	25,666
4.125%, 2/15/21		1,770	1,827,428
4.50%, 9/15/42		425	346,673
5.00%, 2/01/20		35	37,787
Time Warner, Inc.
3.40%, 6/15/22		63	62,463
3.55%, 6/01/24		1,445	1,409,197
3.60%, 7/15/25		1,155	1,123,447
4.70%, 1/15/21		1,155	1,248,106
Viacom, Inc.
3.875%, 4/01/24		1,495	1,463,826
5.625%, 9/15/19		510	567,299
6.25%, 4/30/16		5	5,220

			17,366,468

Communications - Telecommunications - 1.9%
America Movil SAB de CV
3.125%, 7/16/22		1,403	1,384,256
American Tower Corp.
4.70%, 3/15/22		30	31,281
5.05%, 9/01/20		2,230	2,423,256
AT&T Corp.
8.00%, 11/15/31 (b)		5	6,785
AT&T, Inc.
3.00%, 2/15/22		25	24,403

	Principal Amount (000)		U.S. $ Value
3.40%, 5/15/25	U.S.$	1,895	$1,807,277
4.45%, 5/15/21		15	16,009
BellSouth Telecommunications LLC
7.00%, 10/01/25		135	160,333
British Telecommunications PLC
9.625%, 12/15/30		41	60,851
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		457	457,079
New Cingular Wireless Services, Inc.
8.75%, 3/01/31		20	27,768
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	256	218,635
Telefonica Emisiones SAU
5.462%, 2/16/21	U.S.$	1,110	1,227,379
Verizon Communications, Inc.
3.50%, 11/01/24		1,562	1,519,293
3.85%, 11/01/42		791	652,808
6.55%, 9/15/43		1,417	1,657,541
Vodafone Group PLC
4.375%, 3/16/21		15	15,921

			11,690,875

Consumer Cyclical - Automotive - 0.9%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		748	742,407
3.664%, 9/08/24		1,127	1,112,046
5.00%, 5/15/18		1,984	2,132,975
5.875%, 8/02/21		930	1,058,763
General Motors Co.
3.50%, 10/02/18		640	660,806

			5,706,997

Consumer Cyclical - Other - 0.0%
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		37	36,297

Consumer Cyclical - Retailers - 0.2%
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		38	39,402
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24		1,565	1,532,726

			1,572,128

Consumer Non-Cyclical - 3.1%
AbbVie, Inc.
3.60%, 5/14/25		1,263	1,248,343
Actavis Funding SCS
3.80%, 3/15/25		1,387	1,362,481
3.85%, 6/15/24		468	462,360
Agilent Technologies, Inc.
5.00%, 7/15/20		4	4,380
Ahold Finance USA LLC
6.875%, 5/01/29		20	24,288
Altria Group, Inc.
2.625%, 1/14/20		1,570	1,563,897
4.75%, 5/05/21		45	48,764

	Principal Amount (000)		U.S. $ Value
AstraZeneca PLC
6.45%, 9/15/37	U.S.$	440	$560,087
Baxalta, Inc.
5.25%, 6/23/45 (a)		625	628,410
Bayer US Finance LLC
3.375%, 10/08/24 (a)		521	518,256
Becton Dickinson and Co.
3.734%, 12/15/24		685	682,696
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		1,108	1,108,998
8.50%, 6/15/19		30	36,266
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		1,115	1,111,287
HJ Heinz Co.
2.80%, 7/02/20 (a)		625	625,486
3.50%, 7/15/22 (a)		795	796,865
Kimberly-Clark Corp.
3.875%, 3/01/21		35	37,979
Kroger Co. (The)
3.40%, 4/15/22		1,934	1,948,167
Laboratory Corp. of America Holdings
3.60%, 2/01/25		495	473,423
Medtronic, Inc.
3.50%, 3/15/25 (a)		1,570	1,564,642
Perrigo Finance PLC
3.50%, 12/15/21		237	237,460
3.90%, 12/15/24		555	548,019
Reynolds American, Inc.
3.25%, 11/01/22		1,320	1,271,366
5.85%, 8/15/45		380	398,580
Thermo Fisher Scientific, Inc.
4.15%, 2/01/24		647	659,261
Tyson Foods, Inc.
2.65%, 8/15/19		317	319,092
3.95%, 8/15/24		1,040	1,047,631
4.50%, 6/15/22		11	11,685

			19,300,169

Energy - 3.2%
Anadarko Petroleum Corp.
6.375%, 9/15/17		5	5,487
ConocoPhillips
6.00%, 1/15/20		25	28,954
ConocoPhillips Holding Co.
6.95%, 4/15/29		50	63,954
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43 (d)		608	481,873
Encana Corp.
3.90%, 11/15/21		765	780,573
Energy Transfer Partners LP
4.65%, 6/01/21		25	25,658
6.125%, 2/15/17		140	149,755
6.625%, 10/15/36		120	126,502
6.70%, 7/01/18		744	830,505
7.50%, 7/01/38		1,373	1,569,202

	Principal Amount (000)		U.S. $ Value
EnLink Midstream Partners LP
5.05%, 4/01/45	U.S.$	1,062	$963,092
Enterprise Products Operating LLC
3.35%, 3/15/23		30	29,299
3.70%, 2/15/26		1,392	1,347,822
5.20%, 9/01/20		536	596,582
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		22	21,817
3.95%, 9/01/22		2,049	2,003,735
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		620	655,913
Marathon Petroleum Corp.
5.125%, 3/01/21		9	9,884
NiSource Finance Corp.
6.80%, 1/15/19		25	28,819
Noble Energy, Inc.
3.90%, 11/15/24		819	807,503
4.15%, 12/15/21		10	10,418
8.25%, 3/01/19		2,356	2,807,061
Noble Holding International Ltd.
4.90%, 8/01/20		70	71,968
Phillips 66
4.30%, 4/01/22		4	4,198
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,120	1,081,028
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		251	242,215
Reliance Holding USA, Inc.
5.40%, 2/14/22 (a)		1,471	1,587,388
Sunoco Logistics Partners Operations LP
5.30%, 4/01/44		895	814,886
TransCanada PipeLines Ltd.
3.80%, 10/01/20		10	10,593
6.35%, 5/15/67		1,365	1,296,750
Valero Energy Corp.
6.125%, 2/01/20		15	17,132
Weatherford International Ltd./Bermuda
9.625%, 3/01/19		580	677,193
Williams Partners LP
4.125%, 11/15/20		751	778,956

			19,926,715

Other Industrial - 0.1%
Hutchison Whampoa International 14 Ltd.
1.625%, 10/31/17 (a)		544	542,368

Technology - 0.8%
Hewlett-Packard Co.
2.75%, 1/14/19		8	8,087
3.75%, 12/01/20		14	14,427
4.65%, 12/09/21		911	966,953
HP Enterprise Services LLC
7.45%, 10/15/29		25	30,526
Intel Corp.
4.80%, 10/01/41		15	15,047

	Principal Amount (000)		U.S. $ Value
KLA-Tencor Corp.
4.65%, 11/01/24	U.S.$	1,136	$1,135,380
Motorola Solutions, Inc.
3.50%, 3/01/23		18	16,977
7.50%, 5/15/25		250	301,813
Oracle Corp.
5.25%, 1/15/16		53	54,376
Seagate HDD Cayman
4.75%, 1/01/25 (a)		657	652,961
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		932	956,904
Total System Services, Inc.
2.375%, 6/01/18		685	683,067
3.75%, 6/01/23		8	7,859

			4,844,377

			94,522,177

Financial Institutions - 8.0%
Banking - 4.3%
American Express Co.
2.65%, 12/02/22		11	10,582
Bank of America Corp.
3.30%, 1/11/23		379	373,253
3.875%, 3/22/17		20	20,794
4.00%, 4/01/24		29	29,510
5.00%, 5/13/21		10	10,978
5.625%, 7/01/20		120	135,247
5.875%, 1/05/21		20	22,883
Series L
2.60%, 1/15/19		1,840	1,860,038
Bear Stearns Cos., LLC (The)
5.30%, 10/30/15		80	81,144
BPCE SA
5.70%, 10/22/23 (a)		379	399,510
Capital One Financial Corp.
4.75%, 7/15/21		20	21,846
Citigroup, Inc.
3.875%, 3/26/25		1,170	1,120,589
Compass Bank
5.50%, 4/01/20		1,374	1,494,985
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.95%, 11/09/22		443	442,941
Countrywide Financial Corp.
6.25%, 5/15/16		1,040	1,080,836
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25 (a)		2,250	2,166,014
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		1,700	1,698,526
5.15%, 5/22/45		213	205,015
5.35%, 1/15/16		230	235,485
5.75%, 1/24/22		80	90,997
Series D
6.00%, 6/15/20		2,360	2,696,833
Series G
7.50%, 2/15/19		40	46,984

	Principal Amount (000)		U.S. $ Value
HSBC Holdings PLC
5.10%, 4/05/21	U.S.$	15	$16,721
JPMorgan Chase & Co.
4.35%, 8/15/21		10	10,704
4.40%, 7/22/20		15	16,161
4.625%, 5/10/21		60	64,899
Mizuho Financial Group Cayman 3 Ltd.
4.60%, 3/27/24 (a)		1,568	1,612,007
Morgan Stanley
3.75%, 2/25/23		10	10,111
5.625%, 9/23/19		998	1,118,353
7.25%, 4/01/32		35	46,261
Series G
5.50%, 7/24/20-7/28/21		1,946	2,186,847
6.625%, 4/01/18		25	28,051
Murray Street Investment Trust I
4.647%, 3/09/17		274	287,817
Nationwide Building Society
6.25%, 2/25/20 (a)		1,490	1,737,386
Nordea Bank AB
6.125%, 9/23/24 (a)(c)		220	216,906
PNC Funding Corp.
5.125%, 2/08/20		40	44,844
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(c)		745	768,840
Standard Chartered PLC
Series E
4.00%, 7/12/22 (a)		2,175	2,226,743
UBS AG/Stamford CT
7.625%, 8/17/22		1,334	1,563,447
Wells Fargo Bank NA
5.60%, 3/15/16		150	155,040

			26,356,128

Brokerage - 0.0%
Nomura Holdings, Inc.
2.00%, 9/13/16		28	28,204

Finance - 0.2%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		955	1,111,890
General Electric Capital Corp.
2.95%, 5/09/16		22	22,429
4.65%, 10/17/21		8	8,765
5.875%, 1/14/38		43	51,429
Series G
5.625%, 5/01/18		115	127,285
HSBC Finance Corp.
6.676%, 1/15/21		101	116,848

			1,438,646

Insurance - 2.2%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16		790	838,727
American International Group, Inc.
4.875%, 6/01/22		1,635	1,793,459
6.40%, 12/15/20		785	933,243

	Principal Amount (000)		U.S. $ Value
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	555	$597,838
Dai-ichi Life Insurance Co., Ltd. (The)
5.10%, 10/28/24 (a)(c)		673	710,015
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		884	1,174,884
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		1,100	1,219,930
5.50%, 3/30/20		522	585,362
6.10%, 10/01/41		130	154,869
Humana, Inc.
7.20%, 6/15/18		30	34,519
Lincoln National Corp.
8.75%, 7/01/19		698	855,781
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		970	1,218,320
MetLife, Inc.
4.75%, 2/08/21		350	386,584
6.75%, 6/01/16		25	26,300
7.717%, 2/15/19		556	663,179
10.75%, 8/01/39		10	16,200
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		492	736,388
Prudential Financial, Inc.
4.50%, 11/15/20		19	20,783
5.625%, 6/15/43		895	927,668
XLIT Ltd.
5.50%, 3/31/45		285	268,002
6.25%, 5/15/27		175	204,627

			13,366,678

REITS - 1.3%
HCP, Inc.
5.375%, 2/01/21		3,020	3,331,767
6.00%, 1/30/17		15	16,001
Health Care REIT, Inc.
5.25%, 1/15/22		3,010	3,292,525
6.20%, 6/01/16		30	31,272
Trust F/1401
5.25%, 12/15/24 (a)		1,410	1,466,400

			8,137,965

			49,327,621

Utility - 1.0%
Electric - 0.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		20	23,561
CMS Energy Corp.
5.05%, 3/15/22		345	379,660
Constellation Energy Group, Inc.
5.15%, 12/01/20		575	636,277
Duke Energy Carolinas LLC
3.90%, 6/15/21		42	44,811

	Principal Amount (000)		U.S. $ Value
Entergy Corp.
4.00%, 7/15/22	U.S.$	1,084	$1,092,335
Exelon Corp.
5.10%, 6/15/45		405	406,619
Exelon Generation Co. LLC
4.25%, 6/15/22		631	645,889
Pacific Gas & Electric Co.
4.50%, 12/15/41		10	9,858
6.05%, 3/01/34		10	12,022
TECO Finance, Inc.
4.00%, 3/15/16		560	571,923
5.15%, 3/15/20		690	769,099
Wisconsin Electric Power Co.
4.25%, 12/15/19		23	25,014

			4,617,068

Natural Gas - 0.3%
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		1,775	1,830,025

			6,447,093

Total Corporates - Investment Grade (cost $145,699,038)			150,296,891

MORTGAGE PASS-THROUGHS - 21.3%
Agency Fixed Rate 30-Year - 19.8%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35		37	41,847
Series 2007
5.50%, 7/01/35		584	656,220
Federal National Mortgage Association
3.00%, 12/01/42-11/01/43		9,720	9,709,573
3.00%, 8/01/45, TBA		4,508	4,478,064
3.50%, 5/01/42-6/01/45		17,153	17,770,357
3.50%, 8/01/45, TBA		18,353	18,862,010
4.00%, 8/01/45, TBA		24,789	26,202,746
4.50%, 8/25/45, TBA		18,195	19,643,493
Series 2003
5.50%, 4/01/33-7/01/33		1,728	1,946,110
Series 2004
5.50%, 2/01/34-11/01/34		1,534	1,729,037
Series 2005
5.50%, 2/01/35		1,679	1,892,671
Series 2006
5.50%, 4/01/36		349	392,550
Series 2007
5.50%, 5/01/36-8/01/37		150	168,877
Series 2008
5.50%, 8/01/37		2	2,523
Government National Mortgage Association
3.00%, 7/01/45, TBA		9,397	9,487,300
3.50%, 7/01/45, TBA		9,189	9,537,177

			122,520,555

Agency Fixed Rate 15-Year - 1.5%
Federal National Mortgage Association
3.50%, 8/01/30, TBA		1,569	1,651,985

	Principal Amount (000)		U.S. $ Value
3.00%, 8/01/30, TBA	U.S.$	3,432	$3,547,026
2.50%, 8/01/30, TBA		4,269	4,310,689

			9,509,700

Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
2.423%, 3/01/37 (e)		5	5,877
2.054%, 2/01/37 (b)		4	3,952
Federal Home Loan Mortgage Corp.
Series 2006
2.665%, 12/01/36 (b)		1	1,446
Series 2007
2.795%, 3/01/37 (b)		2	2,508

			13,783

Total Mortgage Pass-Throughs (cost $131,151,984)			132,044,038

ASSET-BACKED SECURITIES - 14.8%
Autos - Fixed Rate - 8.9%
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		2,525	2,542,152
AmeriCredit Automobile Receivables Trust
Series 2013-3, Class A3
0.92%, 4/09/18		2,478	2,479,762
Series 2013-4, Class A3
0.96%, 4/09/18		1,036	1,036,105
Series 2013-5, Class A2A
0.65%, 3/08/17		45	44,918
ARI Fleet Lease Trust
Series 2013-A, Class A2
0.70%, 12/15/15 (a)		209	208,933
Series 2014-A, Class A2
0.81%, 11/15/22 (a)		579	578,340
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (a)		2,535	2,607,827
Series 2014-1A, Class A
2.46%, 7/20/20 (a)		1,831	1,847,439
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		2,237	2,236,544
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		1,080	1,083,405
Series 2015-2, Class A3
1.31%, 8/15/19		1,024	1,023,711
Capital Auto Receivables Asset Trust
Series 2013-3, Class A2
1.04%, 11/21/16		1,045	1,044,996
Series 2014-1, Class B
2.22%, 1/22/19		360	363,631

	Principal Amount (000)		U.S. $ Value
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (a)	U.S.$	727	$726,972
Series 2014-B, Class A
1.11%, 11/15/18 (a)		736	733,849
Drive Auto Receivables Trust
Series 2015-BA, Class A2A
0.93%, 12/15/17 (a)		1,070	1,070,701
Enterprise Fleet Financing LLC
Series 2014-1, Class A2
0.87%, 9/20/19 (a)		496	495,688
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		1,344	1,343,185
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		2,211	2,213,319
Exeter Automobile Receivables Trust
Series 2013-1A, Class A
1.29%, 10/16/17 (a)		121	121,266
Series 2014-1A, Class A
1.29%, 5/15/18 (a)		293	293,172
Series 2014-2A, Class A
1.06%, 8/15/18 (a)		318	316,958
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		1,354	1,355,552
Flagship Credit Auto Trust
Series 2013-1, Class A
1.32%, 4/16/18 (a)		222	221,927
Ford Auto Securitization Trust
Series 2013-R1A, Class A2
1.676%, 9/15/16 (a)	CAD	254	203,404
Ford Credit Auto Owner Trust
Series 2012-B, Class A4
1.00%, 9/15/17	U.S.$	1,865	1,868,053
Series 2012-D, Class B
1.01%, 5/15/18		860	857,522
Series 2014-2, Class A
2.31%, 4/15/26 (a)		2,281	2,307,880
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		1,622	1,607,267
GM Financial Automobile Leasing Trust
Series 2015-1, Class A2
1.10%, 12/20/17		2,291	2,293,091
Series 2015-2, Class A3
1.68%, 12/20/18		2,149	2,148,953
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)		978	977,593
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		1,455	1,454,430
Series 2015-1, Class A3
1.41%, 6/15/20		1,012	1,014,636
Hertz Vehicle Financing LLC
Series 2013-1A, Class A1
1.12%, 8/25/17 (a)		1,665	1,665,618

	Principal Amount (000)		U.S. $ Value
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)	U.S.$	3,745	$3,721,845
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		1,007	1,005,303
Mercedes Benz Auto Lease Trust
Series 2014-A, Class A2A
0.48%, 6/15/16		698	698,211
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,883	1,882,623
Santander Drive Auto Receivables Trust
Series 2013-4, Class A3
1.11%, 12/15/17		1,068	1,068,457
Series 2014-2, Class A3
0.80%, 4/16/18		1,815	1,815,234
Series 2015-3, Class A2A
1.02%, 9/17/18		1,079	1,079,006
TCF Auto Receivables Owner Trust
Series 2015-1A, Class A2
1.02%, 8/15/18 (a)		1,466	1,466,491

			55,125,969

Autos - Floating Rate - 1.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.586%, 9/15/17 (a)(b)		3,257	3,258,284
GE Dealer Floorplan Master Note Trust
Series 2014-1, Class A
0.567%, 7/20/19 (b)		1,110	1,104,032
Series 2015-1, Class A
0.687%, 1/20/20 (b)		1,976	1,976,059
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
0.735%, 12/10/27 (a)(b)		1,491	1,493,326
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
0.937%, 10/25/19 (a)(b)		1,356	1,356,040
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.687%, 10/20/20 (a)(b)		1,613	1,613,048

			10,800,789

Credit Cards - Fixed Rate - 1.6%
American Express Credit Account Master Trust
Series 2014-2, Class A
1.26%, 1/15/20		794	795,391
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		2,297	2,329,118
Series 2015-2, Class A
1.56%, 3/15/21		1,401	1,400,965

	Principal Amount (000)		U.S. $ Value
Discover Card Execution Note Trust
Series 2015-A2, Class A
1.90%, 10/17/22	U.S.$	1,950	$1,933,606
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,842	1,864,992
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		1,815	1,831,694

			10,155,766

Credit Cards - Floating Rate - 1.3%
Cabela’s Credit Card Master Note Trust
Series 2012-1A, Class A2
0.716%, 2/18/20 (a)(b)		1,270	1,272,807
Series 2014-1, Class A
0.536%, 3/16/20 (b)		720	720,252
Discover Card Execution Note Trust
Series 2015-A1, Class A1
0.536%, 8/17/20 (b)		1,933	1,933,578
First National Master Note Trust
Series 2013-2, Class A
0.716%, 10/15/19 (b)		1,523	1,525,391
World Financial Network Credit Card Master Trust
Series 2014-A, Class A
0.566%, 12/15/19 (b)		1,570	1,572,873
Series 2015-A, Class A
0.666%, 2/15/22 (b)		1,271	1,270,396

			8,295,297

Other ABS - Fixed Rate - 0.9%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)		1,548	1,547,764
CNH Capital Canada Receivables Trust
Series 2014-1A, Class A1
1.388%, 3/15/17 (a)	CAD	21	16,513
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21	U.S.$	1,119	1,123,114
Series 2015-A, Class A4
1.85%, 4/15/21		1,125	1,127,941
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (a)		649	648,622
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		1,305	1,311,534

			5,775,488

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.3%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.312%, 12/25/32 (b)	U.S.$	231	$221,908
GSAA Trust
Series 2006-5, Class 2A3
0.457%, 3/25/36 (b)		1,804	1,227,482
Wells Fargo Home Equity Trust
Series 2004-1, Class 1A
0.487%, 4/25/34 (b)		105	100,026

			1,549,416

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		152	153,262

Total Asset-Backed Securities (cost $91,800,514)			91,855,987

GOVERNMENTS - TREASURIES - 13.3%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	8,310	2,535,341

Italy - 0.4%
Italy Buoni Poliennali Del Tesoro
4.50%, 3/01/24	EUR	1,701	2,227,084

United States – 12.5%
U.S. Treasury Bonds
2.50%, 2/15/45	U.S.$	1,833	1,613,451
2.75%, 8/15/42		125	116,299
2.875%, 5/15/43		85	81,002
3.00%, 5/15/42-5/15/45		18,763	18,380,246
3.125%, 2/15/43-8/15/44		4,345	4,352,100
3.625%, 8/15/43-2/15/44		3,198	3,517,333
4.50%, 2/15/36		528	663,878
8.125%, 8/15/21		384	522,900
U.S. Treasury Notes
0.50%, 7/31/17		235	234,174
0.625%, 8/31/17-4/30/18		350	348,999
0.75%, 6/30/17-2/28/18		390	389,085
0.875%, 11/30/16-1/31/18		1,569	1,576,522
1.00%, 8/31/16-3/31/17		60	60,441
1.375%, 9/30/18-4/30/20		10,877	10,763,129
1.50%, 6/30/16-11/30/19		2,748	2,750,254
1.625%, 3/31/19-11/15/22		460	452,636
1.75%, 5/15/23		159	153,795
2.00%, 11/15/21-2/15/23		265	263,661
2.125%, 8/15/21		125	126,406
2.25%, 11/15/24		18,538	18,424,930
2.50%, 8/15/23		10,108	10,325,949
2.625%, 4/30/16		390	397,495
2.75%, 11/15/23		1,689	1,755,768

	Principal Amount (000)		U.S. $ Value
3.75%, 11/15/18	U.S.$	328	$355,830

			77,626,283

Total Governments - Treasuries (cost $82,661,909)			82,388,708

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.1%
Non-Agency Fixed Rate CMBS - 8.7%
Banc of America Commercial Mortgage Trust
Series 2007-4, Class A1A
5.774%, 2/10/51		3,002	3,212,124
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		983	998,489
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)		1,705	1,714,292
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)		2,495	2,525,429
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.969%, 3/15/49		639	654,035
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,289	1,265,615
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.959%, 5/15/46		1,383	1,475,848
Commercial Mortgage Trust
Series 2005-C6, Class A5A
5.116%, 6/10/44		162	161,955
Series 2006-C8, Class A1A
5.292%, 12/10/46		1,209	1,271,830
Series 2007-GG9, Class A4
5.444%, 3/10/39		4,302	4,522,377
Series 2013-CR6, Class A2
2.122%, 3/10/46		120	121,560
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		1,029	1,010,150
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.89%, 6/15/39		787	821,240
DBUBS 2011-LC1 Mortgage Trust
Series 2011-LC1A, Class E
5.735%, 11/10/46 (a)		668	712,510
Extended Stay America Trust
Series 2013-ESH7, Class A17
2.295%, 12/05/31 (a)		1,740	1,725,459
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		2,664	2,704,956
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.989%, 8/10/45		991	1,057,277

	Principal Amount (000)		U.S. $ Value
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)	U.S.$	1,499	$1,498,290
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		61	64,545
Series 2007-LDPX, Class A3
5.42%, 1/15/49		4,735	4,953,790
Series 2008-C2, Class A1A
5.998%, 2/12/51		1,439	1,562,979
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		1,018	1,021,592
Series 2011-C5, Class D
5.50%, 8/15/46 (a)		483	502,473
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.156%, 2/15/31		38	37,910
Series 2007-C1, Class AM
5.455%, 2/15/40		515	543,453
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		1,113	1,129,328
Series 2015-3, Class A2
2.729%, 4/20/48 (a)		1,270	1,279,180
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A1A
5.739%, 8/12/43		1,521	1,575,912
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		2,648	2,763,949
Series 2007-9, Class A4
5.70%, 9/12/49		315	335,580
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		1,075	1,083,658
Series 2012-C4, Class A5
2.85%, 12/10/45		2,137	2,115,679
Wachovia Bank Commercial Mortgage Trust
Series 2006-C23, Class A5
5.416%, 1/15/45		3,086	3,126,498
Series 2006-C26, Class A1A
6.009%, 6/15/45		759	784,676
WF-RBS Commercial Mortgage Trust
Series 2013-C14, Class A5
3.337%, 6/15/46		2,247	2,287,631
Series 2014-C20, Class A2
3.036%, 5/15/47		1,128	1,169,510

			53,791,779

Non-Agency Floating Rate CMBS - 1.4%
Carefree Portfolio Trust
Series 2014-CARE, Class A
1.506%, 11/15/19 (a)(b)		878	879,720
Commercial Mortgage Trust
Series 2014-KYO, Class A
1.088%, 6/11/27 (a)(b)		1,316	1,315,772

	Principal Amount (000)		U.S. $ Value
Series 2014-SAVA, Class A
1.336%, 6/15/34 (a)(b)	U.S.$	1,117	$1,116,333
H/2 Asset Funding NRE
Series 2015-1A
1.436%, 9/24/21 (a)(b)		1,269	1,268,800
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.106%, 6/15/29 (a)(b)		1,760	1,755,271
PFP III Ltd.
Series 2014-1, Class A
1.356%, 6/14/31 (a)(b)		569	567,951
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.236%, 4/15/32 (a)(b)		746	742,903
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.402%, 11/15/27 (a)(b)		1,059	1,056,048

			8,702,798

Agency CMBS - 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		78	82,671
Series K010, Class A1
3.32%, 7/25/20		74	76,611

			159,282

Total Commercial Mortgage-Backed Securities (cost $63,207,692)			62,653,859

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.2%
Non-Agency Fixed Rate - 1.8%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		240	228,034
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		643	590,856
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		374	368,697
Series 2006-24CB, Class A16
5.75%, 6/25/36		1,047	937,120
Series 2006-28CB, Class A14
6.25%, 10/25/36		729	618,858
Series 2006-J1, Class 1A13
5.50%, 2/25/36		658	592,764
Series 2007-2CB, Class 2A4
5.75%, 3/25/37		543	483,036
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		318	275,251
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.614%, 5/25/35		660	641,045

	Principal Amount (000)		U.S. $ Value
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36	U.S.$	588	$544,829
Series 2006-13, Class 1A18
6.25%, 9/25/36		878	802,687
Series 2006-13, Class 1A19
6.25%, 9/25/36		241	220,636
Series 2007-HYB2, Class 3A1
2.585%, 2/25/47		1,387	1,219,948
CSMC Series 2010-6R
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (a)		751	630,280
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,018	853,413
JPMorgan Alternative Loan Trust
Series 2006-A3, Class 2A1
3.028%, 7/25/36		375	310,368
JPMorgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		430	385,898
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (a)		983	822,956
Residential Funding Mortgage Securities I Trust
Series 2005-SA3, Class 3A
2.78%, 8/25/35		24	22,565
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		378	368,551

			10,917,792

GSE Risk Share Floating Rate - 1.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
4.437%, 11/25/23 (b)		1,760	1,781,116
Series 2014-DN2, Class M3
3.787%, 4/25/24 (b)		257	248,367
Series 2014-DN3, Class M3
4.187%, 8/25/24 (b)		840	829,260
Series 2014-DN4, Class M3
4.737%, 10/25/24 (b)		300	306,919
Series 2014-HQ3, Class M3
4.937%, 10/25/24 (b)		600	614,169
Series 2015-DNA1, Class M3
3.487%, 10/25/27 (b)		305	297,505
Series 2015-DNA2, Class M2
2.787%, 12/25/27 (b)		2,160	2,164,553
Series 2015-HQ1, Class M2
2.387%, 3/25/25 (b)		470	462,259

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
1.387%, 7/25/24 (b)	U.S.$	549	$548,217
Series 2014-C04, Class 1M2
5.087%, 11/25/24 (b)		903	928,897
Series 2014-C04, Class 2M2
5.187%, 11/25/24 (b)		340	350,982
Series 2015-C01, Class 1M2
4.487%, 2/25/25 (b)		730	723,577
Series 2015-C01, Class 2M2
4.737%, 2/25/25 (b)		678	684,387
Series 2015-C02, Class 2M2
4.185%, 5/25/25 (b)		775	752,985

			10,693,193

Non-Agency Floating Rate - 0.6%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
0.377%, 12/25/36 (b)		1,914	1,208,709
HomeBanc Mortgage Trust
Series 2005-1, Class A1
0.437%, 3/25/35 (b)		916	814,012
IndyMac Index Mortgage Loan Trust
Series 2006-AR15, Class A1
0.307%, 7/25/36 (b)		1,419	1,138,638
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6
7.042%, 5/26/37 (a)(e)		922	751,178
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A
0.858%, 2/25/47 (b)		70	56,013

			3,968,550

Agency Fixed Rate - 0.1%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
0.725%, 5/28/35		323	293,629
Federal National Mortgage Association
Series 2014-4, Class PI
5.50%, 2/25/44 (f)		2,004	481,123

			774,752

Total Collateralized Mortgage Obligations (cost $26,444,701)			26,354,287

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 3.5%
United States - 3.5%
U.S. Treasury Inflation Index
0.125%, 4/15/19 (TIPS) (cost $21,908,665)	U.S.$	21,496	$21,774,439

CORPORATES - NON-INVESTMENT GRADE - 2.7%
Financial Institutions - 1.5%
Banking - 1.4%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (c)		399	412,965
Bank of Ireland
1.787%, 9/22/15 (b)(g)	CAD	965	749,440
Barclays Bank PLC
6.86%, 6/15/32 (a)(c)	U.S.$	226	253,685
7.75%, 4/10/23		814	882,172
Citigroup, Inc.
Series P
5.95%, 5/15/25 (c)		650	625,625
Credit Agricole SA
7.875%, 1/23/24 (a)(c)		346	354,218
Credit Suisse Group AG
7.50%, 12/11/23 (a)(c)		283	295,735
HBOS Capital Funding LP
4.939%, 5/23/16 (c)	EUR	1,828	2,027,755
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	1,201	1,166,824
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		682	752,341
Societe Generale SA
5.922%, 4/05/17 (a)(c)		225	230,344
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		1,042	1,100,211

			8,851,315

Finance - 0.1%
AerCap Aviation Solutions BV
6.375%, 5/30/17		356	376,915
International Lease Finance Corp.
5.875%, 4/01/19		470	501,114

			878,029

			9,729,344

Industrial - 1.0%
Basic - 0.0%
Novelis, Inc.
8.375%, 12/15/17		143	148,184

Communications - Media - 0.0%
CSC Holdings LLC
8.625%, 2/15/19		222	251,693

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.5%
Numericable-SFR SAS
5.375%, 5/15/22 (a)	EUR	274	$310,051
Sprint Capital Corp.
6.90%, 5/01/19	U.S.$	1,825	1,861,500
Sprint Corp.
7.875%, 9/15/23		885	863,140

			3,034,691

Consumer Cyclical - Automotive - 0.1%
Goodyear Tire & Rubber Co. (The)
8.25%, 8/15/20		304	317,832

Consumer Cyclical - Other - 0.2%
KB Home
4.75%, 5/15/19		552	547,860
MCE Finance Ltd.
5.00%, 2/15/21 (a)		418	398,145

			946,005

Consumer Non-Cyclical - 0.0%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		254	260,350

Energy - 0.1%
SM Energy Co.
6.50%, 1/01/23		72	73,800
Transocean, Inc.
6.50%, 11/15/20		665	615,956

			689,756

Technology - 0.1%
Advanced Micro Devices, Inc.
6.75%, 3/01/19		510	462,825

			6,111,336

Utility - 0.2%
Electric - 0.2%
AES Corp./VA
7.375%, 7/01/21		603	661,792
NRG Energy, Inc.
Series WI
6.25%, 5/01/24		457	453,573

			1,115,365

Total Corporates - Non-Investment Grade (cost $17,671,178)			16,956,045

	Principal Amount (000)		U.S. $ Value
AGENCIES - 2.5%
Agency Debentures - 2.5%
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20 (cost $14,046,687)	U.S.$	16,998	$15,384,142

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (a)		545	572,781

Malaysia - 0.5%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		2,675	2,964,700

Mexico - 0.1%
Petroleos Mexicanos
3.50%, 7/18/18		620	639,034

Total Quasi-Sovereigns (cost $3,844,050)			4,176,515

GOVERNMENTS - SOVEREIGN AGENCIES - 0.7%
Brazil - 0.2%
Petrobras Global Finance BV
5.75%, 1/20/20		1,274	1,262,330

Germany - 0.0%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17		45	48,100

Morocco - 0.1%
OCP SA
5.625%, 4/25/24 (a)		485	505,671

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		508	448,945

Canada - 0.1%
NOVA Chemicals Corp.
5.25%, 8/01/23 (a)		645	654,675

Israel - 0.2%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)		1,117	1,131,521

Total Governments - Sovereign Agencies (cost $4,130,017)			4,051,242

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.5%
United States - 0.5%
State of California
Series 2010
7.625%, 3/01/40 (cost $2,035,020)		1,965	2,877,998

	Shares		U.S. $ Value
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Allstate Corp. (The)
5.10%, 1/15/53 (cost $1,897,200)		71,003	$1,780,045

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.2%
Industrial - 0.2%
Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)	U.S.$	355	373,638

Consumer Non-Cyclical - 0.1%
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		945	965,506

Total Emerging Markets - Corporate Bonds (cost $1,292,597)			1,339,144

	Shares
COMMON STOCKS - 0.2%
Mt Logan Re Ltd. (Preference Shares) (h)(i) (cost $1,000,000)		1,000	1,017,901

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Mexico - 0.1%
Mexico Government International Bond
5.95%, 3/19/19	U.S.$	390	437,385

Poland - 0.0%
Poland Government International Bond
3.875%, 7/16/15		73	73,054

Total Governments - Sovereign Bonds (cost $516,777)			510,439

	Shares
SHORT-TERM INVESTMENTS - 14.3%
Investment Companies - 13.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.10% (j)(k) (cost $81,040,403)		81,040,403	81,040,403

	Principal Amount (000)		U.S. $ Value
Commercial Paper - 0.9%
Banque Caisse Depargne Letat C
Zero Coupon, 9/01/15 (cost $5,821,990)	U.S.$	5,825	$5,821,990

Certificates of Deposit - 0.3%
Royal Bank Of Canada/New York
0.285%, 9/10/15 (b) (cost $1,769,241)		1,769	1,769,241

Total Short-Term Investments (cost $88,631,634)			88,631,634

Total Investments - 113.6% (cost $697,939,663) (l)			704,093,314
Other assets less liabilities - (13.6)% (m)			(84,381,665)

Net Assets - 100.0%			$619,711,649

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	57	September 2015	$6,337,605	$6,389,111	$51,506
U.S. T-Note 2 Yr (CBT) Futures	301	September 2015	65,807,192	65,900,187	92,995
U.S. T-Note 5 Yr (CBT) Futures	92	September 2015	10,876,984	10,971,719	94,735
U.S. T-Note 10 Yr (CBT) Futures	88	September 2015	11,109,915	11,103,125	(6,790)
U.S. Ultra Bond (CBT) Futures	75	September 2015	11,756,950	11,554,688	(202,262)
Sold Contracts
Euro-BOBL Futures	83	September 2015	11,991,880	11,990,363	1,517
Euro-BUND Futures	13	September 2015	2,199,536	2,202,943	(3,407)

					$28,294

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	2,100,000	USD	17,615	7/15/15	$453,575
Barclays Bank PLC	USD	3,537	GBP	2,266	7/10/15	23,338
Barclays Bank PLC	USD	1,877	IDR	25,072,907	7/10/15	(1,584)
Barclays Bank PLC	KRW	1,751,578	USD	1,567	8/07/15	4,105
Barclays Bank PLC	KRW	1,751,578	USD	1,562	8/07/15	(437)
BNP Paribas SA	CAD	5,290	USD	4,290	7/23/15	55,631
Credit Suisse International	BRL	8,238	USD	2,655	7/02/15	5,551
Credit Suisse International	USD	2,657	BRL	8,238	7/02/15	(7,778)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	EUR	6,371	USD	7,158	7/30/15	$52,641
Credit Suisse International	BRL	8,238	USD	2,628	8/04/15	8,623
Royal Bank of Scotland PLC	IDR	24,767,094	USD	1,834	7/10/15	(19,033)
Standard Chartered Bank	USD	1,596	SGD	2,168	7/24/15	13,100
Standard Chartered Bank	AUD	5,998	USD	4,584	8/07/15	(35,006)
State Street Bank & Trust Co.	BRL	8,238	USD	2,590	7/02/15	(59,399)
State Street Bank & Trust Co.	GBP	4,316	USD	6,616	7/10/15	(165,992)
State Street Bank & Trust Co.	SGD	2,171	USD	1,609	7/24/15	(2,255)
State Street Bank & Trust Co.	EUR	2,032	USD	2,265	7/30/15	(1,568)

						$323,512

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX):
CDX-NAIG Series 22, 5 Year Index, 6/20/19*	(1.00)%	0.61%	$21,840	$(331,320)	$(85,983)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	CAD	30,000	3/10/17	0.973%	3 Month CDOR	$(35,179)
Morgan Stanley & Co., LLC/(CME Group)	AUD	39,740	3/11/17	2.140%	3 Month BBSW	4
Morgan Stanley & Co., LLC/(CME Group)	CAD	28,300	6/05/17	1.504%	3 Month CDOR	(69,027)
Morgan Stanley & Co., LLC/(CME Group)	NZD	55,760	6/09/17	3.366%	3 Month BKBM	(179,088)
Morgan Stanley & Co., LLC/(CME Group)	AUD	35,600	6/09/17	2.218%	3 Month BBSW	(34,565)
Morgan Stanley & Co., LLC/(CME Group)	GBP	10,300	6/05/20	6 Month LIBOR	1.651%	(16,503)
Morgan Stanley & Co., LLC/(CME Group)		$3,220	6/25/21	2.243%	3 Month LIBOR	(51,925)
Morgan Stanley & Co., LLC/(CME Group)		14,500	11/04/23	2.691%	3 Month LIBOR	(495,959)

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$4,500	1/14/24	2.980%	3 Month LIBOR	$(295,317)
Morgan Stanley & Co., LLC/(CME Group)		3,970	2/14/24	2.889%	3 Month LIBOR	(219,237)
Morgan Stanley & Co., LLC/(CME Group)		5,670	4/28/24	2.817%	3 Month LIBOR	(242,705)
Morgan Stanley & Co., LLC/(CME Group)		3,200	5/29/24	3 Month LIBOR	2.628%	78,698
Morgan Stanley & Co., LLC/(CME Group)	AUD	6,050	3/11/25	6 Month BBSW	2.973%	(131,175)
Morgan Stanley & Co., LLC/(CME Group)	NZD	13,000	6/09/25	3 Month BKBM	4.068%	121,492
Morgan Stanley & Co., LLC/(CME Group)	AUD	3,860	6/09/25	6 Month BBSW	3.384%	11,499
Morgan Stanley & Co., LLC/(CME Group)		$2,810	6/09/25	2.483%	3 Month LIBOR	(13,544)
Morgan Stanley & Co., LLC/(CME Group)		2,110	6/09/25	2.488%	3 Month LIBOR	(11,037)
Morgan Stanley & Co., LLC/(CME Group)		2,000	9/25/43	3 Month LIBOR	3.722%	341,194
Morgan Stanley & Co., LLC/(CME Group)	GBP	960	6/05/45	2.396%	6 Month LIBOR	(24,235)

						$(1,266,609)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank NA:
Advanced Micro Devices, Inc.,
7.75%, 8/01/20, 3/20/19*	(5.00)%	6.29%	$510	$22,866	$33,950	$(11,084)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	3.55	850	(43,718)	(41,499)	(2,219)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	3.55	975	(50,147)	(49,358)	(789)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Anadarko Petroleum Corp.,
5.95%, 9/15/16, 9/20/17*	1.00%	0.39%	$3,000	$41,606	$(46,949)	$88,555
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.61	767	10,994	(8,246)	19,240
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.61	310	4,444	(3,332)	7,776
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.61	313	4,477	(3,359)	7,836
Kohl’s Corp.,
6.25% 12/15/17, 6/20/19*	1.00	0.61	450	6,448	(4,339)	10,787

				$(3,030)	$(123,132)	$120,102

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$9,390	3/04/16	CPI	#	1.170%	$20,262

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank	BRL	57,000	1/02/17	CDI	13.190%	$(143,798)
Citibank		26,600	1/04/21	12.305%	CDI	30,863
JPMorgan Chase Bank		$11,590	1/30/17	1.059%	3 Month LIBOR	(104,385)
JPMorgan Chase Bank		12,780	2/07/22	2.043%	3 Month LIBOR	(72,819)

						$(290,139)

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate		Maturity	U.S. $ Value at June 30, 2015
Barclays Bank+	(1.25	)%*	—	$508,108

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2015

*	Interest payment due from counterparty.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the aggregate market value of these securities amounted to $110,319,920 or 17.8% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at June 30, 2015.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Variable rate coupon, rate shown as of June 30, 2015.
(f)	IO - Interest Only
(g)	Illiquid security.
(h)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(i)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	12/30/14	$1,000,000	$1,017,901	0.16%

(j)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of June 30, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,840,409 and gross unrealized depreciation of investments was $(6,686,758), resulting in net unrealized appreciation of $6,153,651.
(m)	An amount of U.S. $949,184 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2015.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
NZD	-	New Zealand Dollar
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance

BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDI	-	Brazil CETIP Interbank Deposit Rate
CDOR	-	Canadian Dealer Offered Rate
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

29

Sanford C. Bernstein Fund II, Inc.

Intermediate Duration Institutional Portfolio

June 30, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2015:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$150,296,891	$	– 0	–	$150,296,891
Mortgage Pass-Throughs		– 0	–	132,044,038		– 0	–	132,044,038
Asset-Backed Securities		– 0	–	84,377,821		7,478,166		91,855,987
Governments - Treasuries		– 0	–	82,388,708		– 0	–	82,388,708
Commercial Mortgage-Backed Securities		– 0	–	55,186,638		7,467,221		62,653,859
Collateralized Mortgage Obligations		– 0	–	774,752		25,579,535		26,354,287
Inflation-Linked Securities		– 0	–	21,774,439		– 0	–	21,774,439
Corporates - Non-Investment Grade		– 0	–	16,956,045		– 0	–	16,956,045
Agencies		– 0	–	15,384,142		– 0	–	15,384,142
Quasi-Sovereigns		– 0	–	4,176,515		– 0	–	4,176,515
Governments - Sovereign Agencies		– 0	–	4,051,242		– 0	–	4,051,242
Local Governments - Municipal Bonds		– 0	–	2,877,998		– 0	–	2,877,998

Investments in Securities:	Level 1		Level 2		Level 3		Total
Preferred Stocks	1,780,045		– 0	–	– 0	–	1,780,045
Emerging Markets - Corporate Bonds	– 0	–	1,339,144		– 0	–	1,339,144
Common Stocks	– 0	–	– 0	–	1,017,901		1,017,901
Governments - Sovereign Bonds	– 0	–	510,439		– 0	–	510,439
Short-Term Investments:
Investment Companies	81,040,403		– 0	–	– 0	–	81,040,403
Commercial Paper	– 0	–	5,821,990		– 0	–	5,821,990
Certificates of Deposit	– 0	–	1,769,241		– 0	–	1,769,241

Total Investments in Securities	82,820,448		579,730,043		41,542,823		704,093,314
Other Financial Instruments* :
Assets:
Futures	240,753		– 0	–	– 0	–	240,753	#
Forward Currency Exchange Contracts	– 0	–	616,564		– 0	–	616,564
Centrally Cleared Interest Rate Swaps	– 0	–	552,887		– 0	–	552,887	#
Credit Default Swaps	– 0	–	134,194		– 0	–	134,194
Inflation (CPI) Swaps	– 0	–	20,262		– 0	–	20,262
Interest Rate Swaps	– 0	–	30,863		– 0	–	30,863
Liabilities:
Futures	(212,459)		– 0	–	– 0	–	(212,459	)#
Forward Currency Exchange Contracts	– 0	–	(293,052)		– 0	–	(293,052)
Centrally Cleared Credit Default Swaps	– 0	–	(85,983)		– 0	–	(85,983	)#
Centrally Cleared Interest Rate Swaps	– 0	–	(1,819,496)		– 0	–	(1,819,496	)#
Credit Default Swaps	– 0	–	(14,092)		– 0	–	(14,092)
Interest Rate Swaps	– 0	–	(321,002)		– 0	–	(321,002)

Total+	$82,848,742		$578,551,188		$41,542,823		$702,942,753

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
#	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative appreciation/(depreciation) of exchange-traded derivatives as reported in the portfolio of investments.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/14	$11,995,431		$1,599,755		$17,859,090
Accrued discounts/(premiums)	20,533		(7,929)		76,776
Realized gain (loss)	(13,220)		(1,561)		(22,923)
Change in unrealized appreciation/depreciation	(17,856)		(119,092)		(184,565)
Purchases/Payups	4,626,975		6,010,965		13,016,292
Sales/Paydowns	(6,912,796)		(14,917)		(5,165,135)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	(2,220,901)		– 0	–	– 0	–

Balance as of 6/30/15	$7,478,166		$7,467,221		$25,579,535

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15	($9,411)		$(119,092)		$(165,376)

	Common Stock			Total
Balance as of 9/30/14	$	– 0	–	$31,454,276
Accrued discounts/(premiums)		– 0	–	89,380
Realized gain (loss)		– 0	–	(37,704)
Change in unrealized appreciation/depreciation		17,901		(303,612)
Purchases/Payups		1,000,000		24,654,232
Sales/Paydowns		– 0	–	(12,092,848)
Transfers in to Level 3		– 0	–	– 0	–
Transfers out of Level 3		– 0	–	(2,220,901)

Balance as of 6/30/15		$1,017,901		$41,542,823	+

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/15		$17,901		$(275,978)

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2015 all Level 3 securities were priced by third party vendors or using prior transaction prices, which approximates fair value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund II, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 21, 2015